Trade accounts and other accounts payable (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade accounts and other accounts payable
Trade payables	$ 3,972,460	$ 3,996,014	$ 3,684,220
Sundry creditors and expenses payable	518,711	597,330	479,223
Provisions	64,154	103,494	103,474
Statutory employee profit sharing	86,710	68,432	42,940
Retained payroll taxes and other local taxes	275,214	259,828	241,739
Direct employee benefits	213,345	160,431	171,784
Interest payable	28,060	10,728	16,904
Others	173	90	82
Trade and other current payables	$ 5,158,827	$ 5,196,347	$ 4,740,366